Related Party Transactions (Details) - USD ($)			1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Jul. 14, 2020	May 14, 2020	Jul. 24, 2020	Jul. 17, 2020	Jun. 25, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)							$ 11.5	$ 11.5	$ 11.5
Sale of share per unit (in Dollars per share)							$ 9.97	$ 9.97	$ 10.16
Gross proceeds									$ 345,000,000
Offering costs							$ 19,500,000	$ 19,500,000	19,500,000
Sponsor loan amount		$ 300,000
Borrowing amount		127,000
Working capital loans							1,500,000	1,500,000	1,500,000
Office space								10,000
Administrative fees						$ 26,704	1,470,467	2,996,265
Administrative fees									$ 55,000
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative fees							$ 30,000	$ 60,000
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)									$ 1
Sale of share per unit (in Dollars per share)							$ 0.0001	$ 0.0001
Robert Kirby [Member]
Related Party Transactions (Details) [Line Items]
Number of founder shares (in Shares)					15,000
Michael Kives [Member]
Related Party Transactions (Details) [Line Items]
Number of founder shares (in Shares)					25,000
Fred Langhammer [Member]
Related Party Transactions (Details) [Line Items]
Number of founder shares (in Shares)					25,000
Terry Lundgren [Member]
Related Party Transactions (Details) [Line Items]
Number of founder shares (in Shares)					25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Cash paid		$ 25,000
Ordinary share, par value (in Dollars per share)		$ 0.003
Number of founder shares (in Shares)					7,097,500
Founder shares, description	the Company effected a share capitalization of 1,437,500 Founder Shares resulting in 8,625,000 Class B ordinary shares outstanding, of which the Sponsor now holds 8,535,000 Founder Shares. All shares and the associated amounts have been retroactively restated to reflect the share capitalization. Of the 8,625,000 Founder Shares outstanding, up to 1,125,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 24, 2020. As a result, these shares were no longer subject to forfeiture.							Notwithstanding the foregoing, if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.	(1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Number of proposed public offering units (in Shares)				8,000,000
Price per warrant (in Dollars per share)				$ 11.5			1	$ 1
Sale of share per unit (in Dollars per share)				$ 1			1	1	$ 1
Gross proceeds			$ 900,000	$ 8,000,000
Offering costs				$ 16,000
Number of additional warrants sale to sponsor (in Shares)			900,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Administrative fees									$ 10,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary share, par value (in Dollars per share)									$ 0.0001
Sale of share per unit (in Dollars per share)							0.0001	0.0001
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0001
Shares issued (in Shares)		7,187,500
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary share, par value (in Dollars per share)							0.0001	0.0001	0.0001
Price per warrant (in Dollars per share)							11.5	11.5
Sale of share per unit (in Dollars per share)				$ 11.5			$ 0.0001	$ 0.0001	$ 11.5